Intangible Assets, net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Intangible Asset, Finite-Lived [Line Items]
Amortization of intangible assets	$ 395	$ 407	$ 801	$ 878	$ 1,692	$ 1,543
Weighted-average remaining lives of intangible assets					5 years
Amortization of intangible assets						$ 1,333
Developed Technology Rights [Member]
Intangible Asset, Finite-Lived [Line Items]
Weighted-average remaining lives of intangible assets			4 years 6 months
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Weighted-average remaining lives of intangible assets			11 years 1 month 6 days		11 years 7 months 6 days
Trade Names [Member]
Intangible Asset, Finite-Lived [Line Items]
Weighted-average remaining lives of intangible assets			7 months 6 days		1 year